Other liabilities - Summary of other liabilities explanatory (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current financial liabilities
Deferred and contingent consideration (Note 3)	€ 2,137	€ 9,356
Other liabilities	6,102	5,382
Other current non financial liabilities
Payroll liabilities	54,906	47,209
Provisions	17,888
Taxes and fees	13,644	6,324
Total other liabilities - current	94,677	68,271
Other non current nonfinancial liabilities
Employee benefit liabilities (Note 21)	2,966	1,414
Other	914	416
Total other non-current liabilities	€ 3,880	€ 1,830